Stock/Equity-Based Compensation - Summary of Stock Option Activity (Q2) (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Number of Shares/Units
Outstanding beginning balance	1,779,174	944,961
Granted	17,000	994,014
Exercised	0	(9,241)
Forfeited	(573,490)	(150,560)
Outstanding ending balance	1,222,684	1,779,174	944,961
Vested and expected to vest as of ending date	1,222,684	1,764,174
Weighted Average Exercise Price
Outstanding beginning balance	$ 18.99	$ 20.70
Granted	2.89	16.63
Exercised	0	8.97
Forfeited	31.47	14.60
Outstanding ending balance	11.99	18.99	$ 20.70
Vested and expected to vest as of ending period	$ 11.99	$ 19.00
Weighted Average Remaining Contractual Term, Outstanding	7 years 9 months 25 days	7 years 8 months 1 day	8 years 3 months 14 days
Vested and expected to vest as of June 30, 2022	7 years 9 months 25 days	7 years 7 months 28 days
Aggregate Intrinsic Value, Outstanding	$ 0	$ 6,522
Aggregate Intrinsic Value,Granted	0
Aggregate Intrinsic Value,Exercised	$ 0
Aggregate Intrinsic Value,Forfeited	$ 0
Weighted Average Remaining Contractual Term,Forfeited	$ 0	$ 0	$ 6,522
Aggregate Intrinsic Value, Vested and expected to vest at June 30, 2022	$ 0